Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	530,152,839.86	28,853
Yield Supplement Overcollateralization Amount 09/30/24	44,182,545.90	0
Receivables Balance 09/30/24	574,335,385.76	28,853
Principal Payments	24,572,933.94	1,406
Defaulted Receivables	1,223,182.19	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	41,507,157.56	0
Pool Balance at 10/31/24	507,032,112.07	27,401

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.17%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,598,031.24	388
Past Due 61-90 days	3,008,501.72	118
Past Due 91-120 days	746,025.26	34
Past Due 121+ days	0.00	0
Total	12,352,558.22	540

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	713,602.50
Aggregate Net Losses/(Gains) - October 2024	509,579.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.06%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,830,869.29
Actual Overcollateralization	5,830,869.29
Weighted Average Contract Rate	5.74%
Weighted Average Contract Rate, Yield Adjusted	10.37%
Weighted Average Remaining Term	44.95

Flow of Funds	$ Amount
Collections	27,961,260.45
Investment Earnings on Cash Accounts	14,165.91
Servicing Fee	(478,612.82)
Transfer to Collection Account	-
Available Funds	27,496,813.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,910,805.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,283,970.13
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,830,869.29
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,535,966.33

Total Distributions of Available Funds	27,496,813.54

Servicing Fee	478,612.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	524,056,082.20
Principal Paid	22,854,839.42
Note Balance @ 11/15/24	501,201,242.78

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	48,177,542.85
Principal Paid	13,724,838.29
Note Balance @ 11/15/24	34,452,704.56
Note Factor @ 11/15/24	14.9794368%

Class A-2b
Note Balance @ 10/15/24	32,048,539.35
Principal Paid	9,130,001.13
Note Balance @ 11/15/24	22,918,538.22
Note Factor @ 11/15/24	14.9794367%

Class A-3
Note Balance @ 10/15/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	297,200,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	99,500,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	31,390,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	15,740,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,106,007.79
Total Principal Paid	22,854,839.42
Total Paid	24,960,847.21

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	210,776.75
Principal Paid	13,724,838.29
Total Paid to A-2a Holders	13,935,615.04

Class A-2b
SOFR Rate	5.00981%
Coupon	5.71981%
Interest Paid	157,851.62
Principal Paid	9,130,001.13
Total Paid to A-2b Holders	9,287,852.75

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0175774
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8951739
Total Distribution Amount	23.9127513

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9164207
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.6732100
Total A-2a Distribution Amount	60.5896307

A-2b Interest Distribution Amount	1.0317099
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.6732100
Total A-2b Distribution Amount	60.7049199

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	56.18
Noteholders' Third Priority Principal Distributable Amount	688.69
Noteholders' Principal Distributable Amount	255.13

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,616,119.83
Investment Earnings	10,530.41
Investment Earnings Paid	(10,530.41)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,152,273.91	$4,442,111.93	$3,981,884.07
Number of Extensions	281	149	148
Ratio of extensions to Beginning of Period Receivables Balance	1.25%	0.74%	0.64%